Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		7 Months Ended		12 Months Ended	13 Months Ended		19 Months Ended		25 Months Ended		31 Months Ended		37 Months Ended	43 Months Ended	49 Months Ended	55 Months Ended	61 Months Ended
	Dec. 06, 2023	May 23, 2021	Dec. 31, 2023	Jun. 30, 2021	Jun. 30, 2024	Dec. 31, 2021	Jun. 30, 2026	Dec. 31, 2024	Jun. 30, 2022	Jun. 30, 2025	Dec. 31, 2022	Dec. 31, 2025	Jun. 30, 2023	Jun. 30, 2026	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Balanced Fund - Class A
Accumulated Value	$ 9,649		$ 10,046		$ 10,434			$ 10,784		$ 11,326		$ 12,104		$ 12,887
Class C
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Balanced Fund - Class C
Accumulated Value	10,000		10,411		10,774			11,092		11,603		12,359		13,103
Class I
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Balanced Fund - Class I
Accumulated Value	10,000		10,421		10,832			11,210		11,781		12,614		13,447
Class NT
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Balanced Fund - Class NT
Accumulated Value		$ 10,000		$ 10,043		$ 10,178			$ 8,994		$ 8,751		$ 9,113		$ 9,773	$ 10,159	$ 10,513	$ 11,049	$ 11,830	$ 12,602
Class P
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Balanced Fund - Class P
Accumulated Value		10,000		10,043		10,178			8,994		8,751		9,113		9,773	10,159	10,513	11,049	11,830	12,602
Class T
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Balanced Fund - Class T
Accumulated Value		10,000		10,043		10,178			8,994		8,751		9,113		9,773	10,159	10,513	11,049	11,830	12,602
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value	10,000		10,362		11,096			11,672		12,285		13,148		13,870
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value	10,000		10,362		11,096			11,672		12,285		13,148		13,870
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value	10,000		10,362		11,096			11,672		12,285		13,148		13,870
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value		10,000		10,230		10,827			9,187		9,175		10,030		10,604	11,356	11,945	12,573	13,456	14,195
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value		10,000		10,230		10,827			9,187		9,175		10,030		10,604	11,356	11,945	12,573	13,456	14,195
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name							DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value		10,000		10,230		10,827			9,187		9,175		10,030		10,604	11,356	11,945	12,573	13,456	14,195
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,228		10,156			10,356		10,773		11,112		11,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	10,000		10,495		12,100			13,121		13,935		15,467		17,046
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,228		10,156			10,356		10,773		11,112		11,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	10,000		10,495		12,100			13,121		13,935		15,467		17,046
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,228		10,156			10,356		10,773		11,112		11,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	$ 10,000		$ 10,495		$ 12,100			$ 13,121		$ 13,935		$ 15,467		$ 17,046
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,105		10,112			9,065		8,796		8,980		9,282	9,216	9,398	9,776	10,085	10,147
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value		10,000		10,356		11,565			9,256		9,470		11,070		11,960	13,789	14,952	15,879	17,625	19,424
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,105		10,112			9,065		8,796		8,980		9,282	9,216	9,398	9,776	10,085	10,147
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value		10,000		10,356		11,565			9,256		9,470		11,070		11,960	13,789	14,952	15,879	17,625	19,424
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,105		10,112			9,065		8,796		8,980		9,282	9,216	9,398	9,776	10,085	10,147
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value		$ 10,000		$ 10,356		$ 11,565			$ 9,256		$ 9,470		$ 11,070		$ 11,960	$ 13,789	$ 14,952	$ 15,879	$ 17,625	$ 19,424